INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax benefit (expense)
Current: Subsidiaries outside of The Netherlands	$ (8,937)	$ (1,345)	$ (1,492)
Deferred: Subsidiaries outside of the Netherlands	331	676	29
Previous: Subsidiaries outside of The Netherlands	$ 614	$ (79)	$ 86